Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 2,291,794	$ (1,190,476)	$ (8,179,410)	$ (3,864,589)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization	136,298	70,763	304,456	280,725
Exit costs associated with write-down of leasehold improvements	22,962
Stock-based compensation	166,391	131,294	659,435	367,062
Change in fair value of derivatives	(4,669,884)	(660)	(184,448)	3,090
Non-cash costs associated with reverse merger			1,690,658
Accretion of debt discount		21,644	177,712	6,613
Issuance of common stock pursuant to license agreement				35,868
Changes in operating assets and liabilities:
Accounts receivables	53,192	100,000	(159,401)	(71,311)
Prepaid expenses and other assets	(44,928)	(201,625)	(61,955)	(59,061)
Accounts payable	(349,620)	564,284	271,511	(15,872)
Accrued expenses and other current liabilities	333,289	(58,118)	52,606	68,299
Deferred rent	(28,732)	(3,792)	(19,952)	(11,584)
Deferred revenue	24,990	(25,714)	210,374	(48,113)
Net cash used in operating activities	(2,064,248)	(592,400)	(5,238,414)	(3,308,873)
Cash flows from investing activities:
Purchases of property and equipment	(391,930)	(2,079)	(563,695)	(63,049)
Purchase of marketable securities			(3,019,896)
Security deposit			(529,744)	(31)
Proceeds from sale of marketable securities	1,000,805
Net cash used in investing activities	608,875	(2,079)	(4,113,335)	(63,080)
Cash flows from financing activities:
Proceeds from issuance of Series A-2 convertible preferred stock, net of issuance costs				2,540,975
Proceeds from issuance of Series B convertible preferred stock, net of issuance costs			1,597,860
Proceeds from issuance of common stock				63,354
Proceeds from issuance of common stock in PPO, net of issuance costs			18,255,444
Proceeds from issuance of convertible promissory note		750,000	750,000
Payments on long-term debt		(179,000)	(1,055,348)	(716,000)
Net cash provided by financing activities		571,000	19,547,956	1,888,329
Net Increase (decrease) in cash and cash equivalents	(1,455,373)	(23,479)	10,196,207	(1,483,624)
Cash and cash equivalents, beginning of period	10,460,117	263,910	263,910	1,747,534
Cash and cash equivalents, end of period	9,004,744	240,431	10,460,117	263,910
Supplemental cash flow disclosures:
Cash paid for interest		27,792	73,977	107,265
Conversion of convertible note and accrued interest, net of beneficial conversion feature			$ 687,654